RELATED PARTY TRANSACTIONS, Transactions with Related Party (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Transactions Between Related Parties [Abstract]
Provide service to a related party		$ 754	$ 3,076	$ 530
Receive service from a related party		228	425	294
Interest earned from a related party		0	1,499	1,552
Return of wealth management products from a related party		0	283	737
Loss on disposal of subsidiaries to a related party		74	0	0
Changes in fair value of financial assets at fair value through profit or loss		$ 3,527	(952)	$ 0
Capital contribution made by Group to limited partnership			$ 17,000
Revolving Line of Credit [Member]
Transactions Between Related Parties [Abstract]
Interest received	$ 800
Matrixport Group [Member]
Transactions Between Related Parties [Abstract]
Capital commitment					$ 20,000
Matrixport Group [Member] | Revolving Line of Credit [Member]
Transactions Between Related Parties [Abstract]
Maximum borrowing capacity	$ 20,000
Borrowings, interest rate	12.50%
Repayments term of each tranche of credit		60 days